Inventories (Components Of Inventories) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Coal stockpiles	$ 19,284	$ 69,853
Materials and supplies	309,569	89,196
Inventories	328,853	159,049
Noncurrent
Run-of-mine stockpiles	$ 67,897